Financial Instruments (Available-For-Sale Securities At Market Value) (Details) $ in Millions	May. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Available-for-sale Securities, Cost	$ 8.8
Available-for-sale Securities, Gross Unrealized Gains	0.0
Available-for-sale Securities, Gross Unrealized Losses	0.0
Available-for-sale Securities, Market Value	$ 8.8